Taxation - Summary of prima facie tax reconciliation (Footnotes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Groups share of profit of equity accounted units net of tax	$ 190	$ 273	$ 191